Debt, long-term debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long term debt
Total long-term debt	$ 1,722,804,000	$ 1,531,366,000
Long-term debt, current	1,233,000	1,509,000
Long-term debt, noncurrent	1,721,571,000	1,529,857,000
Debt issuance cost	44,600,000
TDS Parent Company
Long term debt
Long term debt	837,347,000	642,347,000
Long term debt maturities
Scheduled principal payments 2013	1,200,000
Scheduled principal payments 2014	1,600,000
Scheduled principal payments 2015	1,200,000
Scheduled principal payments 2016	3,000,000
Scheduled principal payments 2017	200,000
TDS Parent Company | 7% Senior Notes
Long term debt
Interest rate on debt	7.00%
Date of debt issuance	Mar. 21, 2011
Maturity date of debt issued	Mar. 15, 2060
Call date of debt issued	Mar. 15, 2016
Long term debt	300,000,000	300,000,000
TDS Parent Company | 6.625% Senior Notes
Long term debt
Interest rate on debt	6.625%
Date of debt issuance	Mar. 31, 2005
Maturity date of debt issued	Mar. 31, 2045
Call date of debt issued	Mar. 31, 2010
Long term debt	116,250,000	116,250,000
TDS Parent Company | 6.875% Senior Notes
Long term debt
Interest rate on debt	6.875%
Date of debt issuance	Nov. 16, 2010
Maturity date of debt issued	Nov. 15, 2059
Call date of debt issued	Nov. 15, 2015
Long term debt	225,000,000	225,000,000
TDS Parent Company | 5.875% Senior Notes
Long term debt
Interest rate on debt	5.875%
Date of debt issuance	Nov. 26, 2012
Maturity date of debt issued	Dec. 01, 2061
Call date of debt issued	Dec. 01, 2017
Long term debt	195,000,000
TDS Parent Company | Long term notes
Long term debt
Interest rate on debt	6.00%
Date of debt issuance	Oct. 03, 2001
Maturity date of debt issued	Oct. 03, 2021
Purchase contracts	1,097,000	1,097,000
U.S. Cellular
Long term debt
Obligation on capital leases	4,756,000	4,336,000
U.S. Cellular | 6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Long term debt	342,000,000	342,000,000
U.S. Cellular | 6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Long term debt, face value	544,000,000	544,000,000
Unamortized discount	(11,806,000)	(9,889,000)
Long term debt	532,194,000	534,111,000
U.S. Cellular | 6.7% Senior Notes | Maximum
Long term debt
Date of debt issuance	Jun. 21, 2004
U.S. Cellular | 6.7% Senior Notes | Minimum
Long term debt
Date of debt issuance	Dec. 03, 2003
TDS Telecom | Rural Utility Service and other notes
Long term debt
Long term debt	844,000	1,976,000
Non-Reportable Segment
Long term debt
Obligation on capital leases		118,000
Non-Reportable Segment | Long term notes
Long term debt
Long term debt	5,663,000	6,478,000
Non-Reportable Segment | Long term notes | Maximum
Long term debt
Interest rate on debt	4.80%
Maturity date of debt issued	Dec. 02, 2016
Non-Reportable Segment | Long term notes | Minimum
Long term debt
Interest rate on debt	3.70%
Total Subsidiaries
Long term debt
Total long-term debt	$ 885,457,000	$ 889,019,000